STATEMENT OF OPERATIONS - USD ($)		3 Months Ended	9 Months Ended
	Jan. 24, 2020	Sep. 30, 2020	Sep. 30, 2020
Flying Eagle Acquisition Corp [Member]
Revenue	$ 0
General and administrative expenses	928	$ 862,072	$ 1,108,508
Loss from operations		(862,072)	(1,108,508)
Other income - interest earned on Trust Account		188,589	691,470
Loss before income taxes		(673,483)	(417,038)
Provision for income taxes		(11,617)	(65,470)
Net loss	$ (928)	$ (685,100)	$ (482,508)
Weighted average common shares outstanding - Basic and diluted	15,000,000
Net loss per share attributable to common stockholders - Basic and diluted	$ 0
Flying Eagle Acquisition Corp [Member] | Class A common stock
Weighted average common shares outstanding - Basic and diluted		69,000,000	69,000,000
Flying Eagle Acquisition Corp [Member] | Class B common stock
Weighted average common shares outstanding - Basic and diluted		17,250,000	17,250,000
Net loss per share attributable to common stockholders - Basic and diluted		$ (0.04)	$ (0.03)